Consolidated Real Estate and Accumulated Depreciation and Depletion	12 Months Ended
Sep. 30, 2015
Real Estate [Abstract]
Consolidated Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED)-REAL ESTATE & ACCUMULATED DEPRECIATION AND

DEPLETION (dollars in thousands)

SEPTEMBER 30, 2015

County	Encumb- rances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount at which carried at end of period (a)	Accumulated Depreciation & Depletion	Year Of Constr- uction	Date Acquired	Depreciation Life Computed on:
Mining Royalty Lands
Alachua, FL		$1,442	$0	$1,442	$148	n/a	4/86	unit
Clayton, GA		369	0	369	5	n/a	4/86	unit
Fayette, GA		685	0	685	65	n/a	4/86	unit
Lake, FL		402	0	402	151	n/a	4/86	unit
Lake, FL		1,083	0	1,083	970	n/a	4/86	unit
Lake Louisa, FL		11,039	0	11,039	0	n/a	5/12	unit
Lee, FL		4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA		792	0	792	285	n/a	4/86	unit
Muscogee, GA		369	(45)	324	324	n/a	4/86	unit
Prince William, VA		299	0	299	299	n/a	4/86	unit
Putnam, FL		15,002	37	15,039	4,467	n/a	4/86	unit
Putnam, FL		302	(2)	300	283	n/a	4/86	5 yr.
Spalding, GA		20	0	20	0	n/a	4/86	n/a
Marion, FL		1,180	4	1,184	599	n/a	4/86	unit
Investment Property		1,629	(101)	1,528	684	n/a	4/86	n/a
	0	39,303	(101)	39,202	8,286
Asset Management Properties
Baltimore, MD	1,808	439	4,423	4,862	2,584	1990	10/89	39 yr.
Baltimore, MD	3,501	950	7,719	8,669	4,609	1994	12/91	39 yr.
Baltimore, MD	1,158	690	2,861	3,551	1,511	2000	07/99	39 yr.
Baltimore, MD	0	1,435	4,229	5,664	961	2008	12/02	39 yr.
Baltimore, MD	0	4,309	251	4,560	155	n/a	06/15	39 yr.
Baltimore City, MD	0	557	4,519	5,076	732	2010	12/15	39 yr.
Baltimore City, MD	0	7,442	1,380	8,822	718	n/a	6/15	39 yr.
Duval, FL	0	2,416	541	2,957	2,773	n/a	4/86	25 yr.
Harford, MD	738	31	3,830	3,861	2,095	1998	8/95	39 yr.
Harford, MD	1,746	50	5,699	5,749	2,491	1999	8/95	39 yr.
Harford, MD	3,054	85	7,091	7,176	3,517	2001	8/95	39 yr.
Harford, MD	2,403	88	10,133	10,221	4,102	2007	8/95	39 yr.
Harford, MD	1,738	155	12,418	12,573	4,016	2009	8/95	39 yr.
Howard, MD	0	2,859	4,873	7,732	4,188	1996	9/88	39 yr.
Howard, MD	1,046	2,473	981	3,454	1,403	2000	3/00	39 yr.
Elkridge, MD	0	0	40	40	0	TBD	10/15	39 yr.
Anne Arundel, MD	0	715	9,328	10,043	5,628	1989	9/88	39 yr.
Anne Arundel, MD	5,664	950	13,120	14,070	4,862	2003	5/98	39 yr.
Anne Arundel, MD	0	1,525	10,800	12,325	3,413	2005	8/15	39 yr.
Anne Arundel, MD	3,609	737	5,430	6,167	1,711	2006	1/15	39 yr.
Anne Arundel, MD	0	667	10,261	10,928	2,418	2012	7/15	39 yr.
Norfolk, VA	5,017	7,512	10	7,522	2,446	2004	10/15	39 yr.
Prince William, VA	0	3,922	27,183	31,105	1,619	n/a	12/05	39 yr.
Newcastle Co., DE	8,709	11,559	2,759	14,318	4,305	2004	4/15	39 yr.
	40,191	51,566	149,879	201,445	62,257
Land Development and Construction Properties
Baltimore, MD	0	4,199	7,816	12,015	0	n/a	12/02	n/a
Baltimore City, MD	0	5,193	3,669	8,862	186	n/a	12/10	15 yr.
Carroll, MD	0	4,720	2,426	7,146	0	n/a	3/15	n/a
Harford, MD	0	92	1,584	1,676	0	n/a	8/95	n/a
Prince William, VA	0	3,402	893	4,295	44	n/a	12/05	15 yr.
Washington D.C.		2,957	10,352	13,309	2,707	n/a	4/86	15 yr.
Washington D.C.		3,811	767	4,578	0	n/a	10/97	n/a
	0	24,374	27,507	51,881	2,937

GRAND TOTALS	$40,191	$115,243	$177,285	$292,528	$73,480

 (a) The aggregate cost for Federal income tax purposes is $252,925.

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND

ACCUMULATED DEPRECIATION AND DEPLETION

YEARS ENDED SEPTEMBER 30, 2015, 2014 AND 2013

(In thousands)

	2015	2014	2013

Gross Carrying Cost of Real Estate:

Balance at beginning of period	$286,671	$268,932	$262,564

Additions during period:
Amounts capitalized	6,063	19,154	22,228

Deductions during period:
Cost of real estate sold	—	(1,415)	(10,021)
Other	(206)	—	(5,839)

Balance at close of period	$292,528	$286,671	$268,932

Accumulated Depreciation & Depletion:

Balance at beginning of period	$67,598	$62,167	$58,997

Additions during period:
Charged to cost & expense	5,902	5,446	4,938

Deductions during period:
Real estate sold	—	(15)	(461)
Other	(20)	—	(1,307)

Balance at close of period	$73,480	$67,598	$62,167